Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Shareholders' Equity
6.	Shareholders' Equity

Common Stock

In March 2010, the Company raised $1,654,686 (after commissions and offering expenses) from the sale of 1,740,000 shares of common stock and warrants to purchase 696,000 shares of common stock at an exercise price of $1.15 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below.)

In May 2010, the Company raised $2,716,308 (after commissions and offering expenses) from the sale of 2,490,910 shares of common stock and warrants to purchase 1,245,455 shares of common stock at an exercise price of $1.50 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below)

In February 2011, the Company raised $7,460,119 (after commissions and offering expenses) from the sale of 5,219,768 shares of common stock and warrants to purchase 2,609,898 shares of common stock at an exercise price of $2.25 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below)

Preferred Stock

On December 3, 2009, the Company entered into a Preferred Stock Purchase Agreement dated as of December 3, 2009 (the "Preferred Stock Agreement") with Socius Capital Group, LLC, a Delaware limited liability company d/b/a Socius Life Sciences Capital Group, LLC (the "Investor"). Pursuant to the Preferred Stock Agreement, the Company will issue to the Investor up to $10,000,000 of the Company's newly created Series A Preferred Stock (the "Preferred Stock"). The purchase price of the Preferred Stock is $10,000 per share. The shares of Preferred Stock that are issued to the Investor will bear a cumulative dividend of 10.0% per annum, payable in shares of Preferred Stock, will be redeemable under certain circumstances and will not be convertible into shares of the Company's common stock. Subject to the terms and conditions of the Preferred Stock Agreement, the Company has the right to determine (1) the number of shares of Preferred Stock that it will require the Investor to purchase from the Company, up to a maximum purchase price of $10,000,000, (2) whether it will require the Investor to purchase Preferred Stock in one or more traunches, and (3) the timing of such required purchase or purchases of Preferred Stock.

The terms of the Preferred Stock are set forth in a Certificate of Designations of Preferences, Rights and Limitations of Series A Preferred Stock that the Company filed with the Delaware Secretary of State on December 3, 2009.

Pursuant to the Preferred Stock Agreement, the Company agreed to pay the Investor a commitment fee of $500,000 (the "Commitment Fee"), with $250,000 payable when the Company makes its first election to require the Investor to purchase shares of Preferred Stock and with the remaining $250,000 payable when the aggregate amount of Preferred Stock purchased by the Investor equals at least $5,000,000; provided, however, that the first $250,000 portion of the Commitment Fee will be due and payable on the six-month anniversary of the effective date of the registration statement described below even if no sales of Preferred Stock to the Investor have occurred by that date. The Company has the right to elect to pay each installment of the Commitment Fee in immediately available funds or by issuance of shares of common stock. In January 2010, the Company accrued $250,000 in commitment fees associated with the Preferred Stock Agreement that were subsequently paid in cash.

Concurrently with its execution of the Preferred Stock Agreement, the Company issued to the Investor a warrant (the "Warrant") to purchase shares of common stock with an aggregate exercise price of up to $13,500,000 depending upon the amount of Preferred Stock that is purchased by the Investor. Each time that the Company requires the Investor to purchase shares of Preferred Stock, a portion of the Warrant will become exercisable by the Investor over a five-year period for a number of shares of common stock equal to (1) the aggregate purchase price payable by the Investor for such shares of Preferred Stock multiplied by 135%, with such amount divided by (2) the per share Warrant exercise price. The initial exercise price under the Warrant is $1.04 per share of common stock. Thereafter, the exercise price for each portion of the Warrant that becomes exercisable upon the Company's election to require the Investor to purchase Preferred Stock will equal the closing price of the common stock on the date that the Company delivers its election notice. The Investor is entitled to pay the Warrant exercise price in immediately available funds, by delivery of a secured promissory note or, if a registration statement covering the resale of the common stock subject to the Warrant is not in effect, on a cashless basis.

Pursuant to the Preferred Stock Agreement, the Company agreed to file with the Securities and Exchange Commission a registration statement covering the resale of the shares of common stock that are issuable to the Investor under the Warrant and in satisfaction of the Commitment Fee. The registration statement was deemed effective on January 22, 2010. The 600,000 shares of common stock registered for the Commitment Fee are held in escrow by the Company.

On May 2, 2010, the Company issued and sold 400 shares of the Preferred Stock to Socius Capital Group, LLC pursuant to the terms of the Preferred Stock Agreement. The aggregate purchase price for the Preferred Stock was $4,000,000 (less $220,842 in Commitment Fees and offering expenses). Under the terms of the Preferred Stock Agreement, Socius remains obligated, from time to time until December 3, 2012, to purchase up to an additional 600 shares of Preferred Stock at a purchase price of $10,000 per share upon notice from the Company to Socius, and subject to the satisfaction of certain conditions, as set forth in the Preferred Stock Agreement.

In connection with the foregoing transaction, a portion of the warrants held by an affiliate of Socius became vested and exercisable covering 2,700,000 shares of the Company's common stock for a five-year period at an exercise price of $2.00 per share under the terms of the Preferred Stock Agreement. In consideration of Socius agreeing to grant the Company certain waivers under the Preferred Stock Agreement, this affiliate also became entitled to purchase up to an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. On May 2, 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares and paid the $3,350,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Agreement. The Company immediately thereafter redeemed approximately 248 shares of the Preferred Stock by offsetting the $3,350,000 redemption price for these shares against the $3,350,000 owed to the Company under the note. On December 2, 2010, the affiliate of Socius exercised the remaining portion of its warrant for 1,025,000 shares and paid the $2,050,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Agreement. The Company immediately thereafter redeemed approximately 152 shares of the Preferred Stock by offsetting the $2,050,000 redemption price for these shares against the $2,050,000 owed to the Company under the note. (See "Warrants" and "Warrant Liabilities" below.)

Stock Options

In February 2005, the Company adopted an Equity Incentive Plan ("Plan"). Pursuant to the Plan, a committee appointed by the Board of Directors may grant, at its discretion, qualified or nonqualified stock options, stock appreciation rights and may grant or sell restricted stock to key individuals, including employees, nonemployee directors, consultants and advisors. Option prices for qualified incentive stock options (which may only be granted to employees) issued under the plan may not be less than 100% of the fair market value of the common stock on the date the option is granted (unless the option is granted to a person who, at the time of grant, owns more than 10% of the total combined voting power of all classes of stock of the Company; in which case the option price may not be less than 110% of the fair market value of the common stock on the date the option is granted). Option prices for nonqualified stock options issued under the Plan are at the discretion of the committee and may be equal to, greater or less than fair market value of the common stock on the date the option is granted. The options vest over periods determined by the Board of Directors and are exercisable no later than ten years from date of grant (unless they are qualified incentive stock options granted to a person owning more than 10% of the total combined voting power of all classes of stock of the Company, in which case the options are exercisable no later than five years from date of grant). As of September 30, 2011, the Company has reserved 6,000,000 shares of common stock for issuance under the Plan and options to purchase 3,430,404 common shares have been granted under the Plan that are currently outstanding. See Subsequent Events Note for increase in the shares reserved for the Plan.

The following is a summary of stock option grants issued outside the Plan:

In January 2007, the Company granted an option to purchase 1,500,000 shares of its common stock at an exercise price of $1.10 per share to the Chairman of the Company's Scientific Advisory Board.

In November 2006, the Company granted an option to purchase 300,000 shares of its common stock at an exercise price of $1.00 per share to an affiliate of the Company's then Chairman of the Board.

In November 2006, the Company granted an option to purchase 5,933,424 shares of its common stock at an exercise price of $1.00 per share to a Board member in connection with the Cedars-Sinai license acquisition.

The following table summarizes stock option activity for the Company during the nine months ended September 30, 2011:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	11,094,845	$0.94
Granted	737,000	$2.20
Exercised	(1,250,017)	$0.63
Forfeited or expired	(118,000)	$0.86

Outstanding September 30, 2011	10,463,828	$1.06	4.99	$5,771,755

Vested or expected to vest at September 30, 2011	9,708,499	$0.98	4.98	$5,737,805

As of September 30, 2011, the total unrecognized compensation cost related to unvested stock options amounted to $570,661, which will be amortized over the weighted-average remaining requisite service period of less than one year.

Warrants

In connection with the March 2010 common stock private placement, the Company issued to the investors warrants to purchase 696,000 shares of the Company's common stock at $1.15 per share. The warrants have a term of 26 months from the date of issuance. On September 30, 2011, warrants to purchase 696,000 shares of the Company's common stock were outstanding related to this private placement. (see Warrant Liabilities below)

In connection with the May 2010 common stock private placement, the Company issued to the investors warrants to purchase 1,245,455 shares of the Company's common stock at $1.50 per share. The warrants have a term of 36 months from the date of issuance. On September 30, 2011, warrants to purchase 1,245,455 shares of the Company's common stock were outstanding related to this private placement. (see Warrant Liabilities below)

In connection with the May 2010 Preferred Stock sale, the Company issued warrants to purchase 2,700,000 shares of common stock at an exercise price of $2.00 held by an affiliate of Socius. The warrants have a term of five-year from the date of issuance. In consideration of Socius agreeing to grant the Company certain waivers under the Preferred Stock Purchase Agreement, this affiliate also became entitled to purchase up to an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. In May 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares and paid the $3,350,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Purchase Agreement. The Company immediately thereafter redeemed approximately 248 shares of the Preferred Stock by offsetting the $3,350,000 redemption price for these shares against the $3,350,000 owed to the Company under the note. In December 2010, the affiliate of Socius exercised the remaining portion of its warrant for 1,025,000 shares and paid the $2,050,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Purchase Agreement. The Company immediately thereafter redeemed approximately 152 shares of the Preferred Stock by offsetting the $2,050,000 redemption price for these shares against the $2,050,000 owed to the Company under the note. As of September 30, 2011, no warrants to purchase of the Company's common stock at $2.00 were outstanding and warrants to purchase 1,350,000 shares of the Company's common stock at $2.50 were outstanding related to this private placement. (See "Warrant Liabilities" below.)

In connection with an investor relations agreement in December 2010, the Company issued a two-year warrant to purchase 50,000 shares of the Company's common stock at an exercise price of $1.60.

In connection with the February 2011 common stock private placement, the Company issued to the investors warrants to purchase 2,609,898 shares of the Company's common stock at $2.25 per share. The warrants have a five-year term from the date of issuance. As of March 31, 2011, warrants to purchase 2,609,898 shares of the Company's common stock were outstanding related to this private placement. (See "Warrant Liabilities" below.)

Warrant Liability

In connection with the March 2010 common stock private placement, the Company issued to the investors warrants to purchase 696,000 shares of the Company's common stock at $1.15 per share. Of the total proceeds from the March 2010 common stock private placement, $257,520 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Black Scholes option pricing model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that future common stock issuances are made at a price less than $1.00. Due to the potential variability of their exercise price, these warrants do not qualify for equity treatment, and therefore are recognized as a liability. The warrant liability is adjusted to fair value each reporting period, and any change in value is recognized in the statement of operations. Prior to 2011, the Company concluded that Black-Scholes method of valuing the price adjustment feature does not materially differ from the valuation of such warrants using the Monte Carlo or lattice simulation models, and therefore, the use of the Black-Scholes valuation model was considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 1.00%, and (iv) contractual life of 26 months. For the nine months ended September 30, 2010, the Company recorded a charge to other income for the change in fair value of warrant liability of $20,880. During the nine months ended September 30, 2011, the Company determined that it was more appropriate to value the warrants using a binomial lattice simulation model. The lattice simulation model used by the Company at September 30, 2011, assumed (i) dividend yield of 0%; (ii) expected volatility of 64%; (iii) risk free rate of 0.08% and (iv) expected term of .67 years. Based upon this model, the Company recorded a credit to other income of $346,608 and $165,648 for the three and nine months ended September 30, 2011 respectively. As of September 30, 2011, the carrying value of the warrant liability is $307,632.

In connection with the May 2010 common stock private placement, the Company issued to the investors warrants to purchase 1,245,455 shares of the Company's common stock at $1.50 per share. Of the total proceeds from the May 2010 common stock private placement, $834,455 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Black Scholes option pricing model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that future common stock issuances are made at a price less than $1.00. Due to the potential variability of their exercise price, these warrants do not qualify for equity treatment, and therefore are recognized as a liability. The warrant liability is adjusted to fair value each reporting period, and any change in value is recognized in the statement of operations. Prior to 2011, the Company concluded that the Black-Scholes method of valuing the price adjustment feature does not materially differ from the valuation of such warrants using the Monte Carlo or binomial lattice simulation models, and therefore, the use of the Black-Scholes valuation model was considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 1.375%, and (iv) contractual life of 36 months. During 2011, the Company determined that it was more appropriate to value the warrants using a binomial lattice simulation model. The lattice simulation model used by the Company at September 30, 2011, assumed (i) dividend yield of 0%; (ii) expected volatility of 75%; (iii) risk free rate of 0.21% and (iv) expected term of 1.67 years. Based upon this model, the Company recorded a credit to other income of $481,991 and $312,609 for the three and nine months ended September 30, 2011 respectively. As of September 30, 2011, the carrying value of the warrant liability is $621,482.

In connection with the May 2010 Preferred Stock sale, the Company vested warrants to purchase 2,700,000 shares of common stock at an exercise price of $2.00 held by an affiliate of Socius and issued warrants to purchase an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. Of the total proceeds from the May 2010 preferred stock sale, $5,710,500 was allocated to the freestanding warrants associated with the units based upon the fair value of these warrants determined under the Black Scholes option pricing model. The excess of the value of the freestanding warrants over the net proceeds of $1,931,342 was charged to change in fair value of warrant liability in the statement of operations. The warrants contain a provision whereby the warrant may be settled for cash in connection with a change of control with a private company. Due to the potential variability of their exercise price, these warrants do not qualify for equity treatment, and therefore are recognized as a liability. The warrant liability is adjusted to fair value each reporting period and any change in value is recognized in the statement of operations. Prior to 2011 the Company concluded that the Black-Scholes method of valuing the price adjustment feature does not materially differ from the valuation of such warrants using the Monte Carlo or binomial lattice simulation models, and therefore, the use of the Black-Scholes valuation model was considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 2.50%, and (iv) contractual life of 60 months. During 2011, the Company determined that it was more appropriate to value the warrants using a binomial lattice simulation model. The lattice simulation model used by the Company at September 30, 2011, assumed (i) dividend yield of 0%; (ii) expected volatility of 79%; (iii) risk free rate of 0.60% and (iv) expected term of 3.67 years. Based upon this model, the Company recorded a credit to other income of $434,700 and $383,400 for the three and nine months ended September 30, 2011 respectively. As of September 30, 2011, the carrying value of the warrant liability is $791,100. In May 2010, the affiliate of Socius exercised a portion of its $2.00 warrants for 1,675,000 shares, which reduced warrant liabilities by $2,395,250. In December 2010, the affiliate of Socius exercised a portion of its $2.00 warrants for 1,025,000 shares, which reduced warrant liabilities by $912,250 and eliminated the remaining liability associated with the $2.00 warrants.

In connection with the February 2011 common stock private placement, the Company issued to the investors warrants to purchase 2,609,898 shares of the Company's common stock at $2.25 per share. Of the total proceeds from the February 2011 common stock private placement, $2,476,790 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Binomial lattice model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.55. Due to the potential variability of their exercise price, these warrants do not qualify for equity treatment, and therefore are recognized as a liability. The warrant liability is adjusted to fair value each reporting period, and any change in value is recognized in the statement of operations. The Company initially valued these warrants using a binomial lattice simulation model assuming (i) dividend yield of 0%; (ii) expected volatility of 146%; (iii) risk free rate of 1.96% and (iv) expected term of 5 years. Based upon those calculations, the Company calculated the initial valuation of the warrants to be $2,476,790. As of September 30, 2011, the Company revalued the warrants using the lattice simulation model assuming (i) dividend yield of 0%; (ii) expected volatility of 75%; (iii) risk free rate of 0.80% and (iv) expected term of 4.40 years. Based upon this model, the Company recorded a credit to other income of $1,023,179 and $655,926 for the three and nine months ended September 30, 2011 respectively. As of September 30, 2011, the carrying value of the warrant liability is $1,820,864.

Warrant Liabilities
Balance - December 31, 2010	$2,581,871
Issuance of warrants	2,476,790
Exercise of warrants	—
(Gain) or loss included in earnings	(1,517,583)
Transfers in and out/or out of Level 3	—

Balance - September 30, 2011	$3,541,078

Promissory Note

In October 2009, the Company's former President exercised stock options for 150,479 shares of common stock and as provided under the stock option agreement provided the Company with a full recourse five-year promissory note bearing interest of 2.59% per annum. The promissory note is secured by a pledge of shares being acquired with all proceeds of any sale to be applied first to retire in full the promissory note. The Company recorded the promissory note as an offset against shareholders' equity. This note plus accrued interest was paid in full during the nine months ended September 30, 2011. For the nine months ended September 30, 2010, and 2011 the Company recorded interest income of $1,264 and $352 respectively.

6. Shareholders' Equity

Common Stock

In March 2010, the Company raised $1,654,686 (after commissions and offering expenses) from the sale of 1,740,000 shares of common stock and warrants to purchase 696,000 shares of common stock at an exercise price of $1.15 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below.)

In May 2010, the Company raised $2,716,308 (after commissions and offering expenses) from the sale of 2,490,910 shares of common stock and warrants to purchase 1,245,455 shares of common stock at an exercise price of $1.50 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below)

Preferred Stock

On December 3, 2009, the Company entered into a Preferred Stock Purchase Agreement dated as of December 3, 2009 (the "Preferred Stock Agreement") with Socius Capital Group, LLC, a Delaware limited liability company d/b/a Socius Life Sciences Capital Group, LLC (the "Investor"). Pursuant to the Preferred Stock Agreement, the Company will issue to the Investor up to $10,000,000 of the Company's newly created Series A Preferred Stock (the "Preferred Stock"). The purchase price of the Preferred Stock is $10,000 per share. The shares of Preferred Stock that are issued to the Investor will bear a cumulative dividend of 10.0% per annum, payable in shares of Preferred Stock, will be redeemable under certain circumstances and will not be convertible into shares of the Company's common stock. Subject to the terms and conditions of the Preferred Stock Agreement, the Company has the right to determine (1) the number of shares of Preferred Stock that it will require the Investor to purchase from the Company, up to a maximum purchase price of $10,000,000, (2) whether it will require the Investor to purchase Preferred Stock in one or more traunches, and (3) the timing of such required purchase or purchases of Preferred Stock.

The terms of the Preferred Stock are set forth in a Certificate of Designations of Preferences, Rights and Limitations of Series A Preferred Stock that the Company filed with the Delaware Secretary of State on December 3, 2009.

Pursuant to the Preferred Stock Agreement, the Company agreed to pay the Investor a commitment fee of $500,000 (the "Commitment Fee"), with $250,000 payable when the Company makes its first election to require the Investor to purchase shares of Preferred Stock and with the remaining $250,000 payable when the aggregate amount of Preferred Stock purchased by the Investor equals at least $5,000,000; provided, however, that the first $250,000 portion of the Commitment Fee will be due and payable on the six-month anniversary of the effective date of the registration statement described below even if no sales of Preferred Stock to the Investor have occurred by that date. The Company has the right to elect to pay each installment of the Commitment Fee in immediately available funds or by issuance of shares of common stock. In January 2010, the Company accrued $250,000 in commitment fees associated with the Preferred Stock Agreement.

Concurrently with its execution of the Preferred Stock Agreement, the Company issued to the Investor a warrant (the "Warrant") to purchase shares of common stock with an aggregate exercise price of up to $13,500,000 depending upon the amount of Preferred Stock that is purchased by the Investor. Each time that the Company requires the Investor to purchase shares of Preferred Stock, a portion of the Warrant will become exercisable by the Investor over a five-year period for a number of shares of common stock equal to (1) the aggregate purchase price payable by the Investor for such shares of Preferred Stock multiplied by 135%, with such amount divided by (2) the per share Warrant exercise price. The initial exercise price under the Warrant is $1.04 per share of common stock. Thereafter, the exercise price for each portion of the Warrant that becomes exercisable upon the Company's election to require the Investor to purchase Preferred Stock will equal the closing price of the common stock on the date that the Company delivers its election notice. The Investor is entitled to pay the Warrant exercise price in immediately available funds, by delivery of a secured promissory note or, if a registration statement covering the resale of the common stock subject to the Warrant is not in effect, on a cashless basis.

Pursuant to the Preferred Stock Agreement, the Company agreed to file with the Securities and Exchange Commission a registration statement covering the resale of the shares of common stock that are issuable to the Investor under the Warrant and in satisfaction of the Commitment Fee. The registration statement was deemed effective on January 22, 2010. The 1.2 million shares of common stock registered for the Commitment Fee are held in escrow by the Company.

On May 2, 2010, the Company issued and sold 400 shares of the Preferred Stock to Socius Capital Group, LLC pursuant to the terms of the Preferred Stock Agreement. The aggregate purchase price for the Preferred Stock was $4,000,000 (less $220,842 in Commitment Fees and offering expenses). Under the terms of the Preferred Stock Agreement, Socius remains obligated, from time to time until December 3, 2012, to purchase up to an additional 600 shares of Preferred Stock at a purchase price of $10,000 per share upon notice from the Company to Socius, and subject to the satisfaction of certain conditions, as set forth in the Preferred Stock Agreement.

In connection with the foregoing transaction, a portion of the warrants held by an affiliate of Socius became vested and exercisable covering 2,700,000 shares of the Company's common stock for a five-year period at an exercise price of $2.00 per share under the terms of the Preferred Stock Agreement. In consideration of Socius agreeing to grant the Company certain waivers under the Preferred Stock Agreement, this affiliate also became entitled to purchase up to an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. On May 2, 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares and paid the $3,350,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Agreement. The Company immediately thereafter redeemed approximately 248 shares of the Preferred Stock by offsetting the $3,350,000 redemption price for these shares against the $3,350,000 owed to the Company under the note. On December 2, 2010, the affiliate of Socius exercised the remaining portion of its warrant for 1,025,000 shares and paid the $2,050,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Agreement. The Company immediately thereafter redeemed approximately 152 shares of the Preferred Stock by offsetting the $2,050,000 redemption price for these shares against the $2,050,000 owed to the Company under the note. (See "Warrants" and "Warrant Liabilities" below.)

Stock Options

In February 2005, the Company adopted an Equity Incentive Plan ("Plan"). Pursuant to the Plan, a committee appointed by the Board of Directors may grant, at its discretion, qualified or nonqualified stock options, stock appreciation rights and may grant or sell restricted stock to key individuals, including employees, nonemployee directors, consultants and advisors. Option prices for qualified incentive stock options (which may only be granted to employees) issued under the plan may not be less than 100% of the fair market value of the common stock on the date the option is granted (unless the option is granted to a person who, at the time of grant, owns more than 10% of the total combined voting power of all classes of stock of the Company; in which case the option price may not be less than 110% of the fair market value of the common stock on the date the option is granted). Option prices for nonqualified stock options issued under the Plan are at the discretion of the committee and may be equal to, greater or less than fair market value of the common stock on the date the option is granted. The options vest over periods determined by the Board of Directors and are exercisable no later than ten years from date of grant (unless they are qualified incentive stock options granted to a person owning more than 10% of the total combined voting power of all classes of stock of the Company, in which case the options are exercisable no later than five years from date of grant). As of December 31, 2010, the Company has reserved 6,000,000 shares of common stock for issuance under the Plan and options to purchase 3,761,421 common shares have been granted under the Plan that are currently outstanding.

The following is a summary of stock option grants issued outside the Plan:

In January 2007, the Company granted an option to purchase 1,500,000 shares of its common stock at an exercise price of $1.10 per share to the Chairman of the Company's Scientific Advisory Board.

In November 2006, the Company granted an option to purchase 300,000 shares of its common stock at an exercise price of $1.00 per share to an affiliate of the Company's then Chairman of the Board.

In November 2006, the Company granted an option to purchase 5,933,424 shares of its common stock at an exercise price of $1.00 per share to a Board member in connection with the Cedars-Sinai license acquisition.

The following table summarizes stock option activity for the Company during the twelve months ended December 31, 2010:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding December 31, 2007	8,645,084	$1.02
Granted	1,100,000	$0.77
Exercised	—	$—
Forfeited or expired	(43,750)	$0.86

Outstanding December 31, 2008	9,701,334	$0.99
Granted	1,494,822	$0.43
Exercised	(509,229)	$0.69
Forfeited or expired	(131,000)	$0.93

Outstanding December 31, 2009	10,555,927	$0.92
Granted	1,347,500	$0.91
Exercised	(455,332)	$0.39
Forfeited or expired	(353,250)	$1.04

Outstanding December 31, 2010	11,094,845	$0.94	5.6	$4,690,490

Vested or expected to vest at December 31, 2010	10,488,096	$0.94	5.9	$4,432,825

As of December 31, 2010, the total unrecognized compensation cost related to unvested stock options amounted to $448,481, which will be amortized over the weighted-average remaining requisite service period of less than one year.

Warrants

In connection with the March 2010 common stock private placement, the Company issued to the investors warrants to purchase 696,000 shares of the Company's common stock at $1.15 per share. The warrants have a term of 26 months from the date of issuance. On December 31, 2010, warrants to purchase 696,000 shares of the Company's common stock were outstanding related to this private placement. (See "Warrant Liabilities" below.)

In connection with the May 2010 common stock private placement, the Company issued to the investors warrants to purchase 1,245,455 shares of the Company's common stock at $1.50 per share. The warrants have a term of 36 months from the date of issuance. On December 31, 2010, warrants to purchase 1,245,455 shares of the Company's common stock were outstanding related to this private placement. (See "Warrant Liabilities" below.)

In connection with the May 2010 Preferred Stock sale, the Company issued warrants to purchase 2,700,000 shares of common stock at an exercise price of $2.00 held by an affiliate of Socius. The warrants have a term of five-year from the date of issuance. In consideration of Socius agreeing to grant the Company certain waivers under the Preferred Stock Purchase Agreement, this affiliate also became entitled to purchase up to an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. In May 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares and paid the $3,350,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Purchase Agreement. The Company immediately thereafter redeemed approximately 248 shares of the Preferred Stock by offsetting the $3,350,000 redemption price for these shares against the $3,350,000 owed to the Company under the note. In December 2010, the affiliate of Socius exercised the remaining portion of its warrant for 1,025,000 shares and paid the $2,050,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Purchase Agreement. The Company immediately thereafter redeemed approximately 152 shares of the Preferred Stock by offsetting the $2,050,000 redemption price for these shares against the $2,050,000 owed to the Company under the note. On December 31, 2010, no warrants to purchase of the Company's common stock at $2.00 were outstanding and warrants to purchase 1,350,000 shares of the Company's common stock at $2.50 were outstanding related to this private placement. (See "Warrant Liabilities" below.)

In connection with an investor relations agreement in December 2010, the Company issued a two-year warrant to purchase 50,000 shares of the Company's common stock at an exercise price of $1.60.

In January 2009, the Company delivered notice to warrant holders in connection with the reduction from $2.50 to $0.25 per share of the exercise price of warrants to purchase a total of 6,112,583 shares of the Company's common stock and in connection with the extension of the expiration date of warrants to purchase a total of 6,412,583 shares of the Company's common stock from earlier dates in 2009 to June 30, 2009. The Company valued the warrant modification at $611,258, using the Black-Scholes pricing model and the following assumptions: contractual term of 0.45 years, an average risk-free interest rate of 0.29% a dividend yield of 0% and volatility of 118%. In the footnotes to the Company's financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2008, the Company disclosed that it anticipated taking a non-cash charge of approximately $500,000 in the first quarter of 2009. In the first quarter 2009, the Company determined that the warrant modification should be treated as a dividend in-kind and not a non-cash charge, and since the Company was in a deficit position at the time of the modification, no dividend was recorded.

On June 30, 2009, the Company issued 1,970,992 shares of its common stock to 58 purchasers upon their exercise of warrants. The exercise price of 1,670,992 shares was $0.25 per share, and the exercise price of 300,000 shares was $0.15 per share. The Company received an aggregate purchase price of $462,748, and the Company did not pay any underwriting discounts or commissions in the transaction. As of December 31, 2009, the Company had no outstanding stock purchase warrants issued to investors.

Warrant Liabilities

In connection with the March 2010 common stock private placement, the Company issued to the investors warrants to purchase 696,000 shares of the Company's common stock at $1.15 per share. Of the total proceeds from the March 2010 common stock private placement, $257,520 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Black Scholes option pricing model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.00.

Under ASC 815 "Derivatives and Hedging", the March 2010 warrants do not qualify for equity treatment due to the potential variability of their exercise price, and therefore are recognized as a liability. The warrant liability will be adjusted to fair value each reporting period, and any changes in value will be recognized in the statement of operations. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.00. We have concluded that the value of the conversion feature does not materially differ from the valuation of such warrants using the Monte Carlo or lattice simulation models, and therefore the use of the Black-Scholes valuation model is considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 1.00%, and (iv) contractual life of 26 months. For the year ended December 31, 2010, the Company recorded an other expense charge for the change in fair value of warrant liability of $215,760, with a carrying value of $473,280 at December 31, 2010.

In connection with the May 2010 common stock private placement, the Company issued to the investors warrants to purchase 1,245,455 shares of the Company's common stock at $1.50 per share. Of the total proceeds from the May 2010 common stock private placement, $834,455 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Black Scholes option pricing model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.00.

Under ASC 815 "Derivatives and Hedging", the May 2010 warrants do not qualify for equity treatment due to the potential variability of their exercise price, and therefore are recognized as a liability. The warrant liability will be adjusted to fair value each reporting period, and any changes in value will be recognized in the statement of operations. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.00. We have concluded that the value of the conversion feature does not materially differ from the valuation of such warrants using the Monte Carlo or lattice simulation models, and therefore the use of the Black-Scholes valuation model is considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 1.375%, and (iv) contractual life of 36 months. For the year ended December 31, 2010, the Company recorded an other income charge for the change in fair value of warrant liability of $99,636 with a carrying value of $934,091 at December 31, 2010.

In connection with the May 2010 Preferred Stock sale, the Company vested warrants to purchase 2,700,000 shares of common stock at an exercise price of $2.00 held by an affiliate of Socius and issued warrants to purchase an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. Of the total proceeds from the May 2010 preferred stock sale, $5,710,500 was allocated to the freestanding warrants associated with the units based upon the fair value of these warrants determined under the Black Scholes option pricing model. The excess of the value of the freestanding warrants over the net proceeds of $1,931,342 was charged to change in fair value of warrant liability in the statement of operations. The warrants contain a provision whereby the warrant may be settled for cash in connection with a change of control with a private company. In May 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares, which reduced warrant liabilities by $2,395,250. In December 2010, the affiliate of Socius exercised a portion of its warrant for 1,025,000 shares, which reduced warrant liabilities by $912,250.

Under ASC 815 "Derivatives and Hedging", the May 2010 Preferred Stock warrants do not qualify for equity treatment, and are recognized as a liability. The warrant liability will be adjusted to fair value each reporting period, and any changes in value will be recognized in the statement of operations. The warrants contain a provision whereby the warrant may be settled for cash in connection with a change of control with a private company. Since settlement feature included in the warrant agreement is calculated using the Black-Scholes valuation model, the Company uses the Black-Scholes valuation model to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 2.50%, and (iv) contractual life of 60 months. For the year ended December 31, 2010, the Company recorded an other income charge for the change in fair value of warrant liability of $1,228,500, with a carrying value of $1,174,500 at December 31, 2010.

The following is a reconciliation of the beginning and ending balances for warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period ended December 31, 2010:

Warrant Liabilities
Balance – January 1, 2010	$—
Issuance of warrants	6,907,609
Exercise of warrants	(3,307,500)
(Gain) or Loss included in earnings	(1,018,238)
Transfers in and/or out of Level 3	—

Balance – December 31, 2010	$2,581,871

Promissory Note

In October 2009, the Company's former President exercised stock options for 150,479 shares of common stock and as provided under the stock option agreement provided the Company with a full recourse five-year promissory note bearing interest of 2.59% per annum. The promissory note is secured by a pledge of shares being acquired with all proceeds of any sale to be applied first to retire in full the promissory note. The Company recorded the promissory note as an offset against shareholders' equity. For the year ended December 31, 2010, the Company recorded interest income of $1,614.